Inventories	12 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 5 - Inventories

	2015	2014
Finished goods	$6,213,300	$8,338,302
Raw materials	3,538,296	5,724,265

	$9,751,596	$14,062,567

The cost of inventories recognized as an expense and included in cost of sales amounts to $151,232,213 and $116,976,856 for the years ended June 30, 2015 and 2014 respectively.